RETIREMENT BENEFITS PLANS - Components of Pension Plans with Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Details) - Pension plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
United States
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$ 2,650	$ 2,686
Fair value of plan assets	2,469	2,445
Components of pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	2,650	2,700
Fair value of plan assets	2,469	2,445
Non-United States plans
Components of pension plans with an accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	640	701
Fair value of plan assets	121	209
Components of pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	738	772
Fair value of plan assets	$ 166	$ 225